THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      THIRD AVENUE INTERNATIONAL VALUE FUND

      SUPPLEMENT DATED AUGUST 8, 2002 TO PROSPECTUS DATED FEBRUARY 28, 2002

     At a meeting held August 7, 2002, shareholders of Third Avenue Trust (the "Trust") approved new Investment Advisory Agreements between Third Avenue Management LLC (the "Manager"), the investment adviser, and the Trust, on behalf of each of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (collectively, the "Funds"). The new Investment Advisory Agreements took effect on August 8, 2002 when Affiliated Managers Group, Inc. ("AMG") acquired an indirect majority equity interest in the Manager. The Manager was formed by the Funds' prior investment adviser, EQSF Advisers, Inc. ("EQSF") on May 15, 2002 to act as the successor to EQSF's business. The Portfolio Managers remain the same for each of the Funds and the investment professionals serving the Funds are unchanged.

     The terms of each new Investment Advisory Agreement are the same as those contained in the current Investment Advisory Agreement except for the identity of the investment adviser, the date and the initial term. There are no changes in the fees payable by each Fund to the Manager. Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund will each continue to pay the Manager an annual fee of 0.90% of its average daily net assets, and Third Avenue International Value Fund will continue to pay the Manager an annual fee of 1.25% of its average daily net assets, subject to such waivers and reimbursements as are described in the Prospectus and Statement of Additional Information. The new Investment Advisory Agreements will continue in effect for a period of two years, and thereafter from year to year, only if such continuation is specifically approved at least annually by the Trust's Board of Trustees.

                             THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      THIRD AVENUE INTERNATIONAL VALUE FUND

     SUPPLEMENT DATED AUGUST 8, 2002 TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 28, 2002

     At a meeting held August 7, 2002, shareholders of Third Avenue Trust (the "Trust") approved new Investment Advisory Agreements between Third Avenue Management LLC (the "Manager"), the investment adviser, and the Trust, on behalf of each of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (collectively, the "Funds"). The new Investment Advisory Agreements took effect on August 8, 2002 when Affiliated Managers Group, Inc. ("AMG") acquired an indirect majority equity interest in the Manager. The Manager was formed by the Funds' prior investment adviser, EQSF Advisers, Inc. ("EQSF") on May 15, 2002 to act as the successor to EQSF's business. The new Investment Advisory Agreements will continue in effect for a period of two years, and thereafter from year to year, only if such continuation is specifically approved at least annually by the Trust's Board of Trustees.